Tax matters	12 Months Ended
Dec. 31, 2019
Tax matters
Tax matters

22.  Tax matters

The components of current and deferred income tax expense (benefit) are as follows:

	2019	2018	2017
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge/(credit)	2,133	22,795	30,491
Adjustments in current income tax in respect of prior years	4,753	(865)	753
Adjustments in current income tax due to discounted operations	—	(3,776)	596
Total	6,886	18,154	31,840

Deferred tax
Origination and reversal of temporary differences	(48,618)	2,500	(14,857)
Impact of tax rate changes	(46)	98	(31,688)
Adjustments in deferred tax in respect of prior years	237	(293)	480
Total	(48,427)	2,305	(46,065)

Income tax expense (benefit)	(41,541)	20,459	(14,225)

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted effective tax rate is considered to be appropriate in estimating the Company’s expected tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2019, 2018, and 2017:

	2019	2018	2017
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	(411,819)	35,568	(14,997)
Adjustment for discounted operations	(28,135)	—	—
Accounting profit/(loss) before income tax	(439,954)	—	—
At weighted effective tax rate of 24% (2018: 49% and 2017: 43%)	(105,369)	17,409	(6,399)
Non-taxable income/(expenses)	(17,020)	(14,856)	96
Non-deductible expenses	49,390	25,079	18,278
Movements in unprovided deferred tax	4,604	7,620	7,138
US Tax Reform - federal tax rate change	—	—	(31,257)
Differing territorial tax rates	(3,987)	(2,262)	2
Adjustments in respect of prior periods	2,160	(1,038)	1,233
Other items	20,407	(4,936)	(845)
Elimination of effect of interest in joint ventures	917	1,079	1,458
Other permanent differences	9,234	1,242	(1,685)
Incentives and deductions	(1,302)	(6,944)	(3,188)
US State taxes	(824)	1,235	348
Taxable capital gains	249	607	—
Adjustments in current income tax due to discounted operations	—	(3,776)	596
Income tax (expense)/benefit	(41,541)	20,459	(14,225)

The Tax Cuts and Jobs Act (“TCJA”) was enacted into law on December 22, 2017. The material impact of the TCJA on the Company's 2017 position was a deferred tax credit of $31.2 million representing the remeasurement of the Company’s U.S. net deferred tax liability as a consequence of the reduction of the U.S. federal corporate statutory tax rate from 35% to 21% with effect from January 1, 2018. A one-off tax charge of $1.7 million representing the Company’s best estimate of its transition tax liability was recorded in 2017 and reversed in the prior period following a comprehensive review of the foreign historic earnings and profits subject to tax under the new law.

Current tax assets and liabilities

	2019	2018
	US$'000	US$'000
Current tax assets
Income tax receivable	27,930	27,404

Current tax liabilities
Income tax payable	3,048	2,335

Net tax assets	24,882	25,069

Deferred tax assets and liabilities

For the year ended December 31, 2019:

	Opening	Prior Year	Recognised in	Recognised in	Acquisitions/	Exchange	Closing
	Balance	Charge	P&L	Equity/ OCI	Disposals	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(419)	34	(29)	—	—	—	(414)
Biological assets	(2,840)	—	2,785	—	—	55	—
Provisions	19,950	(85)	(2,552)	(616)	(727)	(42)	15,928
Property, plant & equipment	(78,285)	748	5,974	—	9,599	(2,733)	(64,697)
Inventories	(2,633)	—	320	(14)	—	(216)	(2,543)
Hedging Instruments	1,010	—	—	—	(974)	(36)	—
Tax losses, incentives & credits	13,630	1,077	34,084	(46)	(5,408)	530	43,867
Partnership interest	(12,525)	—	2,850	—	—	(215)	(9,890)
Other	(678)	(1,965)	5,186	—	8	692	3,243
Total	(62,790)	(191)	48,618	(676)	2,498	(1,965)	(14,506)

Presented in the statement of financial position as follows:

	2019	2018
	US$'000	US$'000
Deferred tax assets	59,551	14,589
Deferred tax liabilities	74,057	77,379
Net Total Deferred Tax Asset / (Liability)	(14,506)	(62,790)

Unrecognised deductible temporary differences, unused tax losses and unused tax credits

	2019	2018
	US$'000	US$'000
Unused tax losses	428,665	396,119
Unused tax credits	7,949	7,963
Unrecognised deductible temporary differences	79,733	79,377
Total	516,347	483,459

Management of tax risks

The Company is committed to conducting its tax affairs consistent with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates;
(ii)	to maintain mutual trust, transparency and respect in its dealings with all tax authorities; and
(iii)	to adhere with best practice and comply with the Company's internal corporate governance procedures, including but not limited to its Code of Conduct

For further details please refer to the group's tax strategy which can be found here: http://investor.ferroglobe.com/corporate-governance.

The Group's tax department maintains a tax risk register on a jurisdictional basis.

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitations has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified.